Document and Entity Information	9 Months Ended
Feb. 29, 2016
Document And Entity Information
Entity Registrant Name	XLI TECHNOLOGIES, INC.
Entity Central Index Key	0001578305
Document Type	S-1
Document Period End Date	Feb. 29, 2016
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016